INCOME TAX EXPENSES - Schedule of Deferred Income Tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 12,158,447	$ 7,455,084
Deferred tax liabilities	(351,335,708)	(351,599,550)
Total net deferred tax liabilities	(339,177,261)	(344,144,466)
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	8,248,197	5,192,499
Valuation allowance of specific tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,634,513	5,192,499
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,293,041	3,950,563
Salaries and social security contributions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	786,625	827,714
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	635,223	1,072,580
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,829,874	1,604,227
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(272,092,273)	(279,911,784)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(78,057,597)	(69,795,341)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,185,838)	$ (1,892,425)